UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 22963

iCapital KKR Private Markets Fund

(Exact name of registrant as specified in charter)

60 East 42nd Street

26th Floor

New York, NY 10165

(Address of principal executive offices) (Zip code)

Kyle Hartley

iCapital Registered Fund Adviser LLC

60 East 42nd Street

26th Floor

New York, NY 10165

(Name and address of agent for service)

Registrant's telephone number, including area code:  646-214-7277

Date of fiscal year end: March 31

Date of reporting period: July 1, 2020 - June 30, 2021

ITEM 1. PROXY VOTING RECORD:

Registrant:	iCapital KKR Private Markets Fund fka ALTEGRIS KKR COMMITMENTS MASTER FUND
Investment Company Act file number: 811- 22963
Reporting Period: July 1, 2020-January 31, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
There were no proxies voted during the period July 1, 2019 through January 31, 2021.

Registrant:	iCapital KKR Private Markets Fund						Exhibit 1, Item 1
Investment Company Act file number: 811- 22963
Reporting Period: February 1, 2021-June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Foundation Capital V, L.P.	N/A	N/A	7/1/2021	Amendment to Limited Partnership Agreement	Mgmt	Yes	For	For
Foundation Capital VIII, L.P.	N/A	N/A	5/21/2021	Amendment to Limited Partnership Agreement	Mgmt	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	iCapital KKR Private Markets Fund

By (Signature and Title)	/s/Nick Veronis
Nick Veronis
President of the Trust

Date: August 30, 2021